Corporate information	12 Months Ended
Dec. 31, 2025
Corporate information
Corporate information

1. Corporate information

AgomAb Therapeutics NV (further referred to as “the Company”) is a limited liability company incorporated and domiciled in Belgium. The registered office is located at 1/6 Posthoflei, 2600 Antwerp, Belgium.

The Company has two fully owned subsidiaries, Agomab Spain S.L.U. (further referred as ‘Agomab Spain’ and formerly known as Origo Biopharma, S.L.) and a subsidiary within the United States of America (the “US”), Agomab US, Inc. (further referred to as “Agomab US”), established on May 31, 2024. The Company, its Spanish and US subsidiaries (together referred to as the “Group”) are clinical-stage biopharmaceutical companies focused on developing novel disease-modifying therapies for fibro-inflammatory diseases. The Group is active primarily in Europe.

AgomAb Therapeutics NV is a publicly traded company with American Depositary Shares listed on NASDAQ Global Select Market under the symbol “AGMB” since February 6, 2026 (see note 26).

Information on other related party transactions is provided in note 25.

The Consolidated Financial Statements under IFRS Accounting Standards (further referred to as “the consolidated financial statements”) of the Group for the year ended December 31, 2025, were authorized for issue in accordance with a resolution of the directors on April 17, 2026.